Quarterly Holdings Report
for
Fidelity® Health Savings Fund
June 30, 2025
HSF-NPRT3-0825
1.9897531.105
Domestic Equity Funds - 21.4%
	Shares	Value ($)
Fidelity Blue Chip Growth ETF (b)	13,788	665,133
Fidelity Commodity Strategy Central Fund (a)	28,390	2,640,861
Fidelity Enhanced Large Cap Value ETF (b)	5,235	166,316
Fidelity Enhanced Mid Cap ETF (b)	8,029	276,316
Fidelity Enhanced Small Cap ETF (b)	24,195	773,998
Fidelity Fundamental Small-Mid Cap ETF (b)	12,179	331,146
Fidelity U.S. Equity Central Fund (a)	61,855	8,868,166
TOTAL DOMESTIC EQUITY FUNDS (Cost $11,618,783)		13,721,936

Fixed-Income Funds - 42.0%
	Shares	Value ($)
Fidelity High Income Central Fund (a)	5,136	561,081
Fidelity Inflation-Protected Bond Index Fund (b)	414,238	3,844,131
Fidelity International Bond Index Fund (b)	1,024,375	9,608,634
Fidelity Investment Grade Bond Central Fund (a)	130,164	12,862,770
TOTAL FIXED-INCOME FUNDS (Cost $26,729,161)		26,876,616

International Equity Funds - 18.3%
	Shares	Value ($)
Fidelity Emerging Markets Equity Central Fund (a)	15,055	3,735,809
Fidelity International Equity Central Fund (a)	65,934	8,029,470
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,972,870)		11,765,279

Short-Term Funds - 10.0%
	Shares	Value ($)
Fidelity Short-Term Bond Fund (b) (Cost $6,390,976)	755,290	6,435,070

Money Market Funds - 7.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $5,024,897)	4.32	5,023,892	5,024,897

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $58,736,687)	63,823,798
NET OTHER ASSETS (LIABILITIES) - 0.5%	343,840
NET ASSETS - 100.0%	64,167,638

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b)	Affiliated Fund
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	26,303	6,464,363	1,465,769	138,120	-	-	5,024,897	5,023,892	0.0%
Fidelity Commodity Strategy Central Fund	155,200	2,648,374	244,232	65,651	(5,053)	86,572	2,640,861	28,390	0.8%
Fidelity Emerging Markets Debt Central Fund	5,520,683	66,679	5,527,274	53,335	(182,573)	122,485	-	-	0.0%
Fidelity Emerging Markets Equity Central Fund	2,913,238	1,110,976	573,309	51,637	200	284,704	3,735,809	15,055	0.1%
Fidelity High Income Central Fund	152,087	1,141,062	748,717	21,708	2,373	14,276	561,081	5,136	0.0%
Fidelity Inflation-Protected Bond Index Central Fund	8,286,472	103,278	8,234,494	82,254	(545,802)	390,546	-	-	0.0%
Fidelity International Equity Central Fund	6,423,949	1,828,540	992,976	190,779	54,764	715,193	8,029,470	65,934	0.1%
Fidelity Investment Grade Bond Central Fund	9,806,663	4,957,216	1,720,007	383,716	(140,923)	(40,179)	12,862,770	130,164	0.0%
Fidelity U.S. Equity Central Fund	11,577,528	1,725,781	4,303,569	897,208	294,576	(426,150)	8,868,166	61,855	0.1%
Total	44,862,123	20,046,269	23,810,347	1,884,408	(522,438)	1,147,447	41,723,054

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Blue Chip Growth ETF	-	765,816	127,052	-	(2,799)	29,168	665,133	13,788
Fidelity Enhanced Large Cap Value ETF	-	169,650	10,510	1,548	141	7,035	166,316	5,235
Fidelity Enhanced Mid Cap ETF	-	296,490	32,935	1,844	98	12,663	276,316	8,029
Fidelity Enhanced Small Cap ETF	-	853,963	68,566	4,471	(3,695)	(7,704)	773,998	24,195
Fidelity Fundamental Small-Mid Cap ETF	-	361,527	33,233	1,138	(646)	3,498	331,146	12,179
Fidelity Inflation-Protected Bond Index Fund	-	4,268,000	473,975	54,193	446	49,660	3,844,131	414,238
Fidelity International Bond Index Fund	12,766,854	1,136,145	4,297,242	264,218	(49,282)	52,159	9,608,634	1,024,375
Fidelity Long-Term Treasury Bond Index Fund	3,573,288	286,034	3,716,765	21,741	(390,509)	247,952	-	-
Fidelity Short-Term Bond Fund	-	6,686,910	295,843	149,746	(91)	44,094	6,435,070	755,290
	16,340,142	14,824,535	9,056,121	498,899	(446,337)	438,525	22,100,744

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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